Impairment of long-term assets (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment loss	$ (15,059)	$ (127,858)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(183,718)	196,448	$ 4,504,495
Oil fields [Member]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(188,873)	68,590	3,649,451
Oil fields in Colombia | Oil fields [Member] | Expense (recovery) for impairment
Impairment loss	584,540	1,117,020	2,430,923
Reversal of impairment loss	(298,210)	(1,090,434)
Oil fields in Colombia | Oil fields [Member] | Carrying amount
Impairment loss	2,172,747	5,258,265	10,323,500
Reversal of impairment loss	13,229,212	17,502,391
Oil fields in Colombia | Oil fields [Member] | Recoverable amount
Impairment loss	1,588,207	4,902,943	7,645,665
Reversal of impairment loss	23,906,828	36,704,807
Fields operated abroad | Oil fields [Member] | Expense (recovery) for impairment
Impairment loss	(475,203)	42,004	1,218,528
Fields operated abroad | Oil fields [Member] | Carrying amount
Impairment loss	748,510	688,895	1,242,979
Fields operated abroad | Oil fields [Member] | Recoverable amount
Impairment loss	$ 1,324,010	$ 647,272	$ 24,451